Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 4
Prospectus Date	rr_ProspectusDate	Jun. 27, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prudential Investment Portfolios 4
PGIM Muni High Income Fund
(the "Fund")

Supplement dated June 27, 2019 to the Fund's Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information

Effective July 1, 2019, the Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.	In the Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

PGIM Muni High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prudential Investment Portfolios 4
PGIM Muni High Income Fund
(the "Fund")

Supplement dated June 27, 2019 to the Fund's Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information

Effective July 1, 2019, the Fund's Summary Prospectus and Statutory Prospectus are amended as set forth below, as applicable.

I.	In the Summary and Statutory Prospectus, in the section entitled "Fund Fees and Expenses," the following sentence is added to the first paragraph:

You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.